Investment Securities and Mortgage-Backed Securities (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortized cost of Available For Sale securities
Total	$ 175,547,778
Fair Value of Available For Sale securities
Fair Value	176,314,289	131,068,615
Amortized cost of Held to Maturity securities
Total	129,414,381	136,937,260
Fair Value of Held to Maturity securities
Fair Value	133,896,217	135,468,021
Sales of securities
Proceeds	17,593,180	50,193,241	38,519,694
Gross gains	2,560,783	1,616,349	830,618
Gross losses	(109,532)	(1,132,103)	34,337
Income tax provision on net realized gains and losses of available-for-sale securities	948,389	187,355	308,081
Pledged financial instruments, not separately reported, securities	185,901,285	162,845,088
Investment Securities
Amortized cost of Available For Sale securities
Within one year	2,120,010
After one year through five years	14,939,362
After five years through ten years	63,856,475
After ten years	30,257,411
Fair Value of Available For Sale securities
Within one year	2,134,652
After one year through five years	15,247,906
After five years through ten years	64,750,570
After ten years	29,173,982
Fair Value	111,307,110	91,111,832
Amortized cost of Held to Maturity securities
Within one year	617,945
After one year through five years	8,025,124
After five years through ten years	41,321,613
After ten years	28,545,777
Total	78,510,459	77,900,489
Fair Value of Held to Maturity securities
Within one year	620,099
After one year through five years	8,319,942
After five years through ten years	43,116,634
After ten years	30,464,027
Fair Value	82,520,702	77,342,393
Mortgage-Backed Securities
Amortized cost of Available For Sale securities
Securities without single maturity date	64,374,520
Fair Value of Available For Sale securities
Securities without single maturity date	65,007,179
Fair Value	65,007,179	39,956,783
Amortized cost of Held to Maturity securities
Securities without single maturity date	50,903,922
Total	50,903,922	59,036,771
Fair Value of Held to Maturity securities
Securities without single maturity date	51,375,515
Fair Value	$ 51,375,515	$ 58,125,628
Stockholders' Equity | Credit Concentration Risk | Other than U.S. Government Sponsored Enterprises
Sales of securities
Number of issuers with bank investment holdings exceeding ten percent of stockholders equity	0	0
Threshold for disclosure percentage	10.00%